N-2	Sep. 01, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002095816
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-292043
Investment Company Act File Number	811-24146
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Entity Registrant Name	VANECK CLO OPPORTUNITIES FUND
Entity Address, Address Line One	666 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	293-2000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Sep. 01, 2026
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
FEES AND FUND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Expenses
(as a percentage of net assets attributable to common shares)

Class I
Management Fees	1.50%
Other Expenses(1)	1.05%
Total Annual Fund Expenses	2.55%
Less Fee Waiver/Expense Reimbursement(2)	-1.05%
Total Annual Fund Expenses after Fee Waiver/Expense Reimbursement	1.50%

(1)    Other expenses are estimated for the current fiscal year based on the Fund’s fees (“Other Expenses”).
(2)    The Adviser has agreed to waive the fees payable to it or to pay or absorb the Other Expenses of the Fund, including, without limitation, organization and offering expenses (excluding management fee payments; brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”), to the extent necessary to limit the Other Expenses of the Fund less the Exclusions to the annual rate of 0.50% of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will continue until at least September 1, 2027. The Expense Limitation may be terminated by the Board upon thirty days’ written notice to the Adviser. The Expense Limitation may not be terminated by the Adviser without the consent of the Fund’s Board of Trustees. For a period not to exceed three years from the date on which a waiver is made, the Adviser may recoup amounts waived or assumed pursuant to the Expense Limitation, provided it is able to effect such recoupment without causing the Fund’s Other Expenses (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, or (b) the expense limit in effect at the time of recoupment. Additionally, the Adviser has agreed to partially waive its management fee in an amount equal to an annual rate of 0.50% based on the Fund’s average daily net assets through September 1, 2027. Separately, the Adviser has agreed to waive the fees payable to it by the Fund by any amount the Adviser or its affiliates collect as a management fee from investments in the investment companies managed by the Adviser or its affiliates.
The above Fees and Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 33 of this prospectus.

Management Fees [Percent]	1.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[1]
Total Annual Expenses [Percent]	2.55%
Waivers and Reimbursements of Fees [Percent]	(1.05%)	[2]
Net Expense over Assets [Percent]	1.50%
Expense Example [Table Text Block]
Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual total return, and assumes that all distributions are reinvested at net asset value and that the percentage amounts remain the same (except that the examples assume that the Expense Limitation discussed above is not renewed after its current term and that rates applied for years 3, 5 and 10 reduce annual expenses to reflect the completion of organization expense amortization). The example reflects total expenses for the one-, three-, five-, and ten-year periods:

Year	Class I
1	$15
3	$62
5	$111
10	$247
The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Expense Example. A greater rate of annual total return than used in the Expense Example would increase the dollar amount of the asset-based fees paid by the Fund.
If shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s transfer agent, currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly.

Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	62
Expense Example, Years 1 to 5	111
Expense Example, Years 1 to 10	$ 247
Purpose of Fee Table , Note [Text Block]
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, Note [Text Block]	Other expenses are estimated for the current fiscal year based on the Fund’s fees (“Other Expenses”).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. The Fund’s investment objective may be changed by the Board without shareholder approval. The Fund invests primarily in equity and debt tranches of CLOs rated BBB or below (or in the case of equity, unrated) that own a pool of leveraged loans (such as broadly syndicated loans). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in CLOs and securities and instruments that provide exposure to CLOs. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders. The Fund may opportunistically invest in (i) debt and equity securities issued by business development companies, (ii) leveraged loans (such as broadly syndicated loans) directly, (iii) fixed income securities, (iv) investment funds that provide exposure to leveraged loans, CLOs or other fixed income securities (including other registered investment companies, such as exchange-traded funds or listed closed-end funds, to gain exposure to particular asset classes consistent with the Fund’s investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash) and (v) CLO debt tranches rated above BBB. The Fund may invest in other registered investment companies, such as exchange-traded funds and listed closed-end funds, to gain exposure to particular asset classes consistent with the Fund’s investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash. The aforementioned investments are collectively referred to as “Target Securities.”

Definition of Rule 35d-1 Term in Fund Name [Text Block]	Structurally, CLOs are entities that are formed to manage a portfolio of leveraged loans financed with long-term financing. The CLO is comprised of leveraged loans (i.e., loans extended to borrowers with high existing debt levels or low credit ratings) which meet specified credit and diversity criteria and are subject to concentration limitations in order to create an investment portfolio that is diversified by borrowers and industries. Most leveraged loans the Fund expects to have exposure to, through CLOs and direct investments, are syndicated, meaning a group of bank or non-bank lenders collectively funds a leveraged loan made to a single borrower.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may opportunistically invest in (i) debt and equity securities issued by business development companies, (ii) leveraged loans (such as broadly syndicated loans) directly, (iii) fixed income securities, (iv) investment funds that provide exposure to leveraged loans, CLOs or other fixed income securities (including other registered investment companies, such as exchange-traded funds or listed closed-end funds, to gain exposure to particular asset classes consistent with the Fund’s investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash) and (v) CLO debt tranches rated above BBB.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in CLOs and securities and instruments that provide exposure to CLOs. The Fund’s 80% investment policy may be changed upon 60 days’ advance notice to shareholders.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on September 26, 2025.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number shares of beneficial interest, without par value. There is currently no market for the Fund’s shares and the Fund does not expect for a market for its shares to develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.
Shares
Under the terms of the Declaration of Trust, all shares, when consideration for shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees or on any other matter. Under the Bylaws, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Bylaws.
The Fund has entered into the Investment Advisory Agreement with VEAC. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, VEAC is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset. The Fund is subject to the risks associated with CLOs and the underlying leveraged loans, including risks related to leveraged credit, default, prepayment and volatility.

CLO Equity Tranche Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Equity Tranche Risk. The equity tranches of a CLO acquired by the Fund will not be secured by any of the assets held by any underlying CLO and, while secured notes are outstanding, the Fund, as an investor in the equity tranche, will not generally be entitled to exercise remedies under a CLO’s indenture. Distributions to investors in an equity tranche of a CLO, including the Fund, will be made solely from distributions on the assets after all other payments have been made pursuant to the priority of payments and payment schedules identified with respect to the underlying CLO. There can be no assurance that the distributions on the assets held by an underlying CLO will be sufficient to make distributions to investors in the equity tranche, including the Fund, after making payments that rank senior to payments on such equity tranche. The CLO issuer’s ability to make distributions to the investors in an equity tranche, including the Fund, will be limited by the terms of the relevant CLO indenture. If distributions on assets held by an underlying CLO are insufficient to make distributions to an investor in the equity tranche issued by such CLO, no other assets will be available for any such distributions to the Fund, which will adversely affect the value of the Fund’s shares.
The yield on the equity tranche of a CLO will be a function of the purchase price and the timing and amount of distributions in respect of the equity tranche. The timing and amount of distributions, if any, will be affected by, among other things, the performance of the collateral obligations purchased by the issuer. The occurrence of an event of default as defined under the relevant indenture and other adverse performance may result in no yield or a lower yield on an equity tranche than anticipated. In addition, if an issuer fails certain liquidity, asset quality, collateralization or other investment or portfolio-related tests, as may be set forth in the relevant indenture, all or a portion of amounts that would otherwise be distributed to the investors in an equity tranche may be diverted to make payments on higher ranking classes. Any such adverse developments could result in a failure of investors (such as the Fund) to recover all or a portion of their investment in an equity tranche of a CLO.
The subordination of an equity tranche to each class of secured notes makes the equity tranche a leveraged investment in the assets of the CLO issuer. Therefore, changes in the value of the equity tranche would be anticipated to be greater than changes in the value or payment performance of the collateral obligations owned by the issuer, which themselves are subject to credit, liquidity and interest rate risk. Utilization of leverage is a speculative investment technique and involves certain risks to investors. The indebtedness of the CLO issuer under the secured notes will result in interest expense and other costs incurred in connection with such indebtedness that may not fully be covered by proceeds received from the assets. Although the use of leverage generally magnifies the CLO issuer’s opportunities for gain it also magnifies risk of loss. The equity tranche is generally very highly leveraged (typically 9 to 13 times), subjecting holders of such securities to a higher degree of loss. The market value for the equity tranche would be anticipated to be significantly affected by, among other things, changes in the market value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayments on the assets and the availability, prices and interest rates of assets and other risks associated with the assets. As a result, investors in an equity tranche, including the Fund, may receive payments that are, in the aggregate, less than the original amount of their investment, and their investment may be subject to up to 100% loss.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk. Variable-and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks:
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

Debt Securities Risk, Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Debt Securities Risk, Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.

Debt Securities Risk, Floating Rate Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.

Debt Securities Risk, Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Call Risk, Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk. The Fund's debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on the Fund, the value of its shares, or the rate of return on invested capital. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates. The Fund's income may also decline if interest rates rise. This decline in income can occur because some of the investments in the Fund may earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds. Because the Fund may borrow funds and may issue preferred shares to finance investments, its net investment income may depend, in part, upon the difference between the rate in which it borrows funds or pay distributions on preferred shares and the rate its investments yield. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund's net investment income.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tranched structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.

Privately Issued Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR Risk. The Fund invests in Target Securities that may have floating or variable rate calculations for payment obligations or financing terms based on SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by FRBNY. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Sourcing Risk. The results of the Fund’s operations depend on several factors, including its ability to acquire target investments. The Fund’s ability to acquire target investments will depend on a variety of factors, including the availability of opportunities for the acquisition of target investments and its ability to raise capital or obtain adequate short and long-term financing to fund such acquisitions. In addition, competition for the Fund’s target investments may reduce the availability of such assets or lead to the price of such assets increasing, which may further limit the Fund’s ability to generate desired returns. The Fund can provide no assurance that the Sub-Adviser will be able to identify and make investments that are consistent with its investment objective.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Securities Risk. Loans in which the Fund invests, including leveraged loans in which the Fund indirectly invests through investments in CLOs, may fall into default. Defaulted loans/securities provide less liquidity to the Fund than performing loans and, for extended periods of time, may have a limited or no secondary market. Defaulted loans/debt securities may have low recovery values and borrowers or issuers in default of their debt obligations may seek bankruptcy protection, which may hinder or delay resolution of the Fund’s collection efforts.

Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Syndicated Loan Risk. The market for loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Leveraged Loan Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Below investment-grade leveraged loans are typically more credit sensitive. Leveraged loans may not be considered “securities” for purposes of the federal securities laws and, as a result, as a purchaser of these instruments, the Fund may not be entitled to the anti-fraud protections of the federal securities laws.

Liquidity Risk – Quarterly Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk – Quarterly Repurchases. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s common shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Liquidity Risk – Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk – Underlying Investments. The Fund’s investments, such as in Target Securities, are subject to liquidity risk. This liquidity risk exists because particular investments of the Fund may be difficult to sell, possibly preventing the Fund from selling them at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices, in order to satisfy its 5% quarterly repurchase obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, private investments derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging Risk. The Fund is authorized to use leverage for investment purposes and to satisfy redemption requests. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, or borrowing money to satisfy repurchase offers will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. The Fund’s may utilize reverse repurchase agreements. Reverse repurchase agreements subject the Fund to many of the same risks as the Fund’s use of leverage. In addition, there is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities.

CLO Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Investment Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Focus Risk. Because the Fund invests primarily in CLO securities it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underling these CLO securities. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.

Newly Issued Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.

Extended Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extended Settlement Risk. Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, meaning the Fund may not be able to resell some of its holdings for extended periods, which may be several years. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Underlying Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Fund Risk. The Underlying Funds in which the Fund may invest include funds that are not registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. As a result, the Fund as an investor in these Underlying Funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Underlying Funds’ investments. Investments in the Underlying Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in an Underlying Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Underlying Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Underlying Funds due to poor performance or other reasons. The fees paid by Underlying Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains.
While the Sub-Adviser generally conducts due diligence on the investments in Underlying Funds, the Sub-Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund in which the Sub-Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Sub-Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Sub-Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Business Development Company (“BDC”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Business Development Company (“BDC”) Risk. Investments in BDCs may be subject to a high degree of risk. BDCs are closed-end investment companies that typically invest in and/or lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. A BDC's portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Additionally, a BDC’s portfolio typically will include a substantial amount of investments originated or otherwise acquired in private transactions, which are often illiquid and may be difficult to value. Additionally, the Small Business Credit Availability Act, which was signed into law in March 2018, permits BDCs to adopt a lower asset coverage ratio than that which would typically apply under the 1940 Act, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks insofar as gains and losses may be greater than an investment in an unleveraged fund. Shares of listed BDCs, which trade on public exchanges at market value rather than at their net asset value, may at times be subject to greater market volatility and more susceptible to shifts in retail investor sentiment than interests in non-traded BDCs. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by BDCs in which it invests, in addition to the fees and expenses regularly borne by the Fund. Fees and expenses of BDCs are generally higher than those of other registered investment companies.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk. The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Currency Management Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Management Strategies Risk. Currency management strategies, including the use of forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser anticipates. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency or exposed to that currency. Currency markets are generally less regulated than securities markets.

Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risk. Quarterly repurchases by the Fund of its common shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased common shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Fund may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.
Repurchase of common shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, a repurchase of common shares submitted by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the repurchase of common shares within six months from the date of their purchase will not be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the repurchase of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such repurchase.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Policy Risk. The Fund’s distribution policy does not include a fixed annual rate of the Fund’s current net asset value per share. Distributions will be calculated and paid quarterly. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

RIC Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC Status Risk. Although the Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the Fund’s investment company taxable income (generally, the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt interest income (if any). Statutory limitations on distributions on the Shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk. The Adviser and/or its affiliates have provided the initial seed capital of the Fund and may purchase additional shares from time to time. To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including the Adviser and/or its affiliates, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Any repurchases of the Adviser’s or its affiliate’s shares will be made on the same terms and subject to the same limitations as other shareholders.

Seed Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Seed Investor Risk. The Adviser and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem all or part of their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. The timing of a redemption by a seed investor could benefit the seed investor. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund including by reducing the Fund’s liquidity, causing the Fund to realize gains that will be distributed and taxable to remaining shareholders and increasing the Fund’s transaction costs. A large redemption may also have a material upward or downward effect on the market price of the Fund’s Shares.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk.  In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may cause a decline in the value of the investments held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Non-Diversified Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

Risks Related To Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Potential Conflicts of Interest. VEAC and PineBridge will experience conflicts of interest in connection with the management of the Fund, including with respect to the allocation of their time and resources between the Fund and other investment activities; the allocation of investment opportunities by PineBridge; their compensation; services provided by VEAC or PineBridge to issuers in which the Fund invests; investments by the Fund in other clients of VEAC or PineBridge; and the formation of additional investment funds by VEAC or PineBridge. In addition, PineBridge’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit their ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies of the Fund.

Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective or implement its investment strategies. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. If the Fund fails to achieve its estimated size and the Expense Limitation is not renewed, expenses will be higher than expected.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	666 Third Avenue, 9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Jonathan R. Simon, Esq.
Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Shares
Security Dividends [Text Block]	Under the terms of the Declaration of Trust, all shares, when consideration for shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board.
Security Voting Rights [Text Block]	Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees or on any other matter. Under the Bylaws, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board.
Security Liquidation Rights [Text Block]	In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any.
Security Preemptive and Other Rights [Text Block]	Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable.
Security Obligations of Ownership [Text Block]
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number shares of beneficial interest, without par value. There is currently no market for the Fund’s shares and the Fund does not expect for a market for its shares to develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

Preferred Shares and Other Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares and Other Securities
Security Dividends [Text Block]
Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.

Security Liquidation Rights [Text Block]	Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more.
Security Liabilities [Text Block]
Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Security Obligations of Ownership [Text Block]
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

[1]	Other expenses are estimated for the current fiscal year based on the Fund’s fees (“Other Expenses”).
[2]	The Adviser has agreed to waive the fees payable to it or to pay or absorb the Other Expenses of the Fund, including, without limitation, organization and offering expenses (excluding management fee payments; brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”), to the extent necessary to limit the Other Expenses of the Fund less the Exclusions to the annual rate of 0.50% of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will continue until at least September 1, 2027. The Expense Limitation may be terminated by the Board upon thirty days’ written notice to the Adviser. The Expense Limitation may not be terminated by the Adviser without the consent of the Fund’s Board of Trustees. For a period not to exceed three years from the date on which a waiver is made, the Adviser may recoup amounts waived or assumed pursuant to the Expense Limitation, provided it is able to effect such recoupment without causing the Fund’s Other Expenses (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, or (b) the expense limit in effect at the time of recoupment. Additionally, the Adviser has agreed to partially waive its management fee in an amount equal to an annual rate of 0.50% based on the Fund’s average daily net assets through September 1, 2027. Separately, the Adviser has agreed to waive the fees payable to it by the Fund by any amount the Adviser or its affiliates collect as a management fee from investments in the investment companies managed by the Adviser or its affiliates.
The above Fees and Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 33 of this prospectus.